Share Capital and Reserves	12 Months Ended
Dec. 31, 2022
Share Capital and Reserves [abstract]
SHARE CAPITAL AND RESERVES
13.	SHARE CAPITAL AND RESERVES

a)	Authorized share capital

We are authorized to issue an unlimited number of Class A Shares. The Class A Shares do not have any special rights or restrictions attached. As of December 31, 2022, there were 338 Class A Shares issued and outstanding.

b)	Issued share capital

During the year ended December 31, 2022, the Company:

i)	Issued 291,667 units at a price of $24.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction.

ii)	Issued 11,441 shares, which were converted from Versus Holdco shares.

iii)	Issued 39,375 shares at a price of $22.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment.

iv)	Issued 4,196 shares related to the Xcite acquisition and the vesting of key employee shares.

v)	Issued 276,334 units at a price of $7.80 per unit for total proceeds of $2,155,195. The offering consisted of 140,000 common shares and 136,334 pre-funded warrants. In connection with the offering, the Company incurred $313,482 in issuance costs as part of the transaction.

vi)	Issued 412,293 shares at $2.72 per share in a private placement offering for total proceeds of $1,119,373.

vii)	Issued 2,100,000 units at a price of $1.00 per unit for total proceeds of $2,099,866. The offering consisted of 300,000 common shares and 1,800,000 pre-funded warrants. In connection with the offering, the Company incurred $522,460 in issuance costs as part of the transaction.

Escrow

At December 31, 2022, 21 common shares (December 31, 2021 – 21) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.

During the year ended December 31, 2021, the Company:

i)	Issued 100,461 units at a price of $101.40 per unit in connection with the acquisition of Xcite.

ii)	Issued 98,134 units at a price of $112.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $112.50 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $112.50 per share until January 20, 2026. In connection with the offering, the Company incurred $1,524,439 in issuance costs as part of the transaction.

iii)	Issued 103,559 common shares pursuant to exercise of 95,689 warrants and 7,870 stock options for total proceeds of $6,735,254.

iv)	Issued 14,357 units consisting of one share of common share and one Unit A warrant and one Unit B warrant in exchange for the forgiveness of $1,615,058 of debt and accrued interest.

v)	Issued 1,954 shares of the Company’s common stock with a value of $206,614 to a third party in exchange for services (included in professional fees).

vi)	Issued 2,916 shares related to the PPP loan escrow account that was included in the Xcite debt at the time of the acquisition.

During the year ended December 31, 2020, the Company:

i)	Issued 10,000 units at a price of $45.30 per unit for total proceeds of $453,000. Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $70.65 until February 17, 2021.

ii)	Issued 11,502 units at a price of $44.25 per unit for total proceeds of $508,969. Each unit consisted of one common share and one share purchase warrant for each share purchased.

iii)	Issued 41,667 units at a price of $45.75 per unit for total proceeds of $1,906,250. Each unit consisted of one common share and a one half share purchase warrant for each share purchased.

iv)	Entered into a Mutual Investment Agreement with Animoca Brands Inc. (Animoca) in which the Company issued 12,103 shares of the Company’s common stock with a value of $502,414 in exchange for 4,327,421 shares of Animoca common stock. On the same date, the Company issued an additional 5,939 shares of the Company’s common stock with a value of $251,169 to Animoca in exchange for services (included in professional fees). The Company subsequently sold all of its shares of Anomica and recognized a loss of $378,718.

v)	Issued 70,660 common shares pursuant to exercise of 70,410 warrants and 250 stock options for total proceeds of $3,552,473.

c)	Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	90,255	55.50
Granted	64,015	73.05
Exercised	(7,869)	49.80
Forfeited	(16,950)	50.85
Balance –December 31, 2021	129,451	63.60
Granted	104,520	6.19
Exercised	-	-
Forfeited	(6,183)	92.81
Balance – December 31, 2022	227,788	37.13

During the year ended December 31, 2022, 104,520 stock options were granted by the Company. During the year ended December 31, 2022, the Company recorded share-based compensation of $1,567,583 (December 31, 2021 - $2,145,928) relating to options vested during the period.

During the year ended December 31, 2021, 64,015 stock options were granted by the Company. During the year ended December 31, 2021, the Company recorded share-based compensation of $2,145,928 relating to options vested during the period.

During the year ended December 31, 2020, 31,339 stock options were granted by the Company. During the year ended December 31, 2020, the Company recorded share-based compensation of $1,049,135 relating to options vested during the year.

The Company used the following assumptions in calculating the fair value of stock options for the period ended:

	December 31, 2022	December 31, 2021
Risk-free interest rate	2.14% – 4.03%	0.04% - 0.47%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	96.90% – 112.40%	102% - 128%

At December 31, 2022, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
June 6, 2023	937	85.50	0.93
September 4, 2023	855	44.55	1.18
April 2, 2024	7,129	37.80	1.76
June 27, 2024	417	38.40	1.99
September 27, 2024	20,005	67.95	2.24
October 22, 2024	834	60.45	2.31
July 24, 2025	16,139	44.70	3.07
July 31, 2025	11,080	44.70	3.07
August 10, 2025	833	44.70	3.11
November 19, 2025	1,024	68.85	2.39
June 1, 2026	3,788	105.60	3.97
June 29, 2026	21,967	84.75	3.97
August 19, 2026	38,260	63.00	3.20
March 18, 2027	1,500	19.80	4.00
May 10, 2027	800	11.85	4.00
August 17, 2027	99,980	6.00	4.80
September 20, 2027	2,240	3.45	4.80
	227,788	37.13	3.82

d)	Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	179,508	54.15
Exercised	(72,581)	63.15
Expired	(32,830)	63.15
Issued	224,979	112.50
Balance – December 31, 2021	299,077	102.45
Exercised	-	-
Expired	(186,586)	96.30
Issued	5,166,044	3.42
Balance – December 31, 2022(1)	5,278,535	5.74

(1)	Unit A warrant balance is 1,687,341 as of December 31, 2022; however, table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.

During the year ended December 31, 2022, the Company:

i)	Completed a public offering on February 28, 2022, and issued 291,669 units at a price of $24.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027.

ii)	Issued 39,375 units on March 24, 2022, at a price of $22.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027.

iii)	Issued 414,500 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $7.80 per share in an offer to an investor.

iv)	Completed a public offering on December 9, 2022 and issued 2,100,000 units for total proceeds of $2,099,866. Each unit consists of (1) either (a) one common share or (b) one pre-funded warrant to purchase one common share and (2) two warrants to purchase one common share each, at a public offering price of $1.00 per unit. The unit will have an exercise price of $1.10 per share, are exercisable immediately upon issuance, and will expire five years following the date of issuance. An additional 220,500 warrants were provided to placement agents with an exercise price of $1.25 per share.

During the year ended December 31, 2021, the Company:

i)	On January 21, 2021, Company completed a public offering and issued 98,134 units at a price of $112.50 per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share for a total of 196,267 warrants issued at $112.50 per share until January 21, 2023.

ii)	On January 21, 2021, the Company entered into a debt exchange agreement and exchanged 14,357 shares of common stock for the reduction of $1,615,058 of debt and accrued interest. As part of the agreement the Company also issued 14,357 Unit A warrants and 14,357 Unit B warrants issued at $112.50 per share until January 21, 2023.

During the year ended December 31, 2020, the Company:

i)	On February 17, 2020, the Company completed a unit private placement which included 10,000 share purchase warrants exercisable at $72.45 per share for a period of two years. The share purchase warrants were determined to have a fair value of $Nil using the residual value method.

ii)	On July 17, 2020, the Company completed a unit private placement which included 11,502 share purchase warrants exercisable at $70.65 per share for a period of two years. The share purchase warrants were determined to have a fair value of $41,155 using the residual value method.

iii)	On November 17, 2020, the Company completed a unit private placement which included 41,667 share purchase warrants exercisable at $73.35 per share for a period of two years.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

	December 31, 2022	December 31, 2021
Risk-free interest rate	3.99% - 4.22%	0.25%
Expected life of warrants	3.06 – 5.05 years	0.7 - 1.76 years
Expected dividend yield	Nil	Nil
Volatility	119% – 124.9%	75%
Weighted average fair value per warrant	$0.26	$3.38

At December 31, 2022, the Company had share purchase warrants outstanding as follows:

Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	112,491	112.50	3.06
February 28, 2027	331,044	28.80	4.16
December 6, 2027	220,500	1.25	4.93
December 9, 2027	4,200,000	1.10	4.94
January 18, 2028	414,500	7.80	5.05
	5,278,535	5.74	4.45

(1)	Unit A warrant balance is 1,687,341 as of December 31, 2022; however, table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.